Taxation	12 Months Ended
Oct. 31, 2021
Taxation [Abstract]
Taxation
7 Taxation

A Taxation in the Consolidated statement of comprehensive income

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
Continuing operations	$m	$m	$m
Current tax
Current year	145.7	175.4	163.9
Adjustments to tax in respect of previous periods	0.9	7.8	(35.3)
	146.6	183.2	128.6
Deferred tax
Origination and reversal of temporary differences	(237.9)	(195.3)	(139.7)
Adjustments to tax in respect of previous periods	(23.3)	10.7	24.5
Previously unrecognized temporary differences	-	-	(29.4)
Impact of changes in tax rates	31.9	35.6	-
	(229.3)	(149.0)	(144.6)

Total tax (credit)/charge	(82.7)	34.2	(16.0)

For the year ended October 31, 2021, a deferred tax charge of $0.2 million (2020: $1.5 million charge; 2019: $7.6 million charge) and no current tax impact (2020: $0.1 million credit; 2019: $13.1 million credit) have been recognized in equity in relation to share options. A current tax charge of $8.0 million (2020: $7.8 million credit; 2019: $23.3 million credit) has been recognized in the hedging reserve (note 27, “Other reserves”). There is also a current tax credit of $6.0 million (2020: no tax impact; 2019: no impact) and a deferred tax charge of $8.1 million (2020: $11.1 million credit; 2019: no impact) in relation to the currency translation differences. In addition, a deferred tax charge of $7.8 million (2020: $8.7 million; 2019: $14.0 million) has been recognized in the Consolidated statement of comprehensive income in relation to foreign exchange movements on intangibles and no charge (2020: $5.0 million charge; 2019: $13.0 million credit) in relation to defined benefit pension schemes.

There are also profits of $10.7 million in respect of discontinued operations and we do not expect a tax charge to arise on these.

The tax charge for the year ended October 31, 2021 is higher than the standard rate of corporation tax in the UK of 19.00% (Year ended October 31, 2020: 19.00%; Year ended October 31, 2019 19.00%). The differences are explained below:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Loss before taxation	(517.8)	(2,940.4)	(34.1)

Tax at UK corporation tax rate 19.00% (2020: 19.00%, 2019: 19.00%)	(98.4)	(558.7)	(6.5)
Effects of:
Tax rates other than the UK standard rate	(8.6)	(78.0)	(4.4)
Intra-Group financing	0.3	(21.0)	(42.8)
Innovation tax credit benefits	(22.3)	(31.8)	(13.5)
US foreign inclusion income	15.5	20.4	43.7
Share options	1.6	4.1	7.1
Movement in deferred tax not recognized	5.3	11.1	14.4
Previously unrecognized temporary differences	-	-	(29.4)
Impact of rate changes	31.9	35.6	-
Goodwill impairment	-	592.8	-
Expenses not deductible and other permanent differences	14.4	41.2	26.2
	(60.3)	15.7	(5.2)
Adjustments to tax in respect of previous periods:
Current tax	0.9	7.8	(35.3)
Deferred tax	(23.3)	10.7	24.5
	(22.4)	18.5	(10.8)

Total taxation	(82.7)	34.2	(16.0)

The Group continues to benefit from the UK’s Patent Box regime, US R&D tax credits and other innovation-based tax credits offered by certain jurisdictions, the benefit for the year ended October 31, 2021 being $22.3 million (2020: $31.8 million; 2019: $13.5 million). Following the unwind of the intra-Group financing in FY20, the Group does not realize a benefit from this for this period onwards (2020: $21.0 million; 2019: $42.8 million).

US foreign inclusion income of $15.5 million arising in the year ended October 31, 2021 (2020: $20.4 million; 2019: $43.7 million) is largely driven by new US tax legislation introduced as part of US tax reforms in 2018.

A change to the future main UK corporation tax rate, announced in the 2021 UK Budget, was substantively enacted for IFRS purposes on May 24, 2021. The rate applicable from April 1, 2023 will be increased from 19% to 25%. The Group has remeasured its UK deferred tax assets and liabilities at the end of the reporting period at a blended rate, based on when the UK temporary differences are expected to reverse. The impact of this and other changes in tax rate across the group has resulted in a tax charge of $31.9 million in the income statement.

The expenses not deductible and other permanent differences charge of $14.4 million (2020: $41.2 million; 2019: $26.2 million) includes $6.4 million in relation to uncertain tax positions, $16.3 million in respect of US Base Erosion (“BEAT”) rules and $9.9 million related to irrecoverable withholding tax. Following an election made in the US for an intangible asset previously transferred into the US, tax deductions are now available on the amortization of the asset. There is a tax benefit of $19.1 million in the year ended October 31, 2021 which is included in expenses not deductible and other permanent differences.

The Group realized a net credit in relation to the true-up of prior periods, current and deferred tax estimates of $22.4 million credit for the year ended October 31, 2021 (2020: $18.5 million charge; 2019: $10.8 million credit).

The Group’s tax charge is subject to various factors, many of which are outside the control of the Group, including changes in local tax legislation, and specifically additional changes expected to be introduced in the US and global tax reform as governments respond to COVID-19 and the OECD’s Base Erosion and Profit Shifting project (“BEPS”).

In April 2019, the European Commission published its final decision on its State Aid investigation into the UK’s ‘Financing Company Partial Exemption’ legislation and concluded that part of the legislation is in breach of EU State Aid rules. Similar to other UK-based international groups that have acted in accordance with the UK legislation in force at the time, the Group may be affected by the finding and is monitoring developments. The UK government and UK-based international companies, including the Group, have appealed to the General Court of the European Union against the decision. In February 2021 the Group received and settled State Aid charging notices (excluding interest) totaling $44.2 million, issued by HM Revenue and Customs, following the requirement for the UK government to start collection proceedings. In May 2021, the Group received and settled State Aid interest charging notices from HM Revenue and Customs totaling $2.6 million. In addition, there has been a challenge from the UK Tax Authorities into the historic financing arrangements of the Group. Based on its current assessment and supported by external professional advice, the Group consider that the maximum liability of both of these items to be $60 million. Based on its current assessment and also supported by external professional advice, the Group believes that no provision is required in respect of these issues and a long-term current tax receivable has been recognized in respect of the amounts paid (including movements due to FX) at the balance sheet date. No additional liability should accrue in future periods in respect of these matters, following (i) an amendment of the UK legislation affected by the EU Commission finding on January 1, 2019, to be compliant with EU law, and (ii) the unwind of the financing company arrangements in question. A judgement in respect of the appeal that was heard in the General Court in November 2021 is expected in 2022 and Management intend to reassess the above position at that time.

B	Current tax receivables

	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	59.1	45.3

C	Non-current tax receivables

	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	48.0	-

The non-current tax receivable is $48.0 million (2020: nil). This non-current receivable reflects the payment that was made following the final decision published by the European Commission on its State Aid investigation into the UK’s ‘Financing Company Partial Exemption’ legislation. As this amount was paid in GBP, the long-term debtor balance will vary year on year as a result of foreign exchange movements.

D	Current tax liabilities

	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	94.1	150.1

The current tax creditor at October 31, 2021 is $94.1 million (2020: $150.1 million). The current tax creditor includes liabilities in respect of uncertain tax positions, net of overpayments.

Within current tax liabilities is $75.1 million (2020: $84.8 million) in respect of the group income tax reserve, the majority of which relates to the risk of challenge from the local tax authorities. Due to the uncertainty associated with such tax items, it is possible that at a future date, on conclusion of open tax matters, the final outcome may vary significantly.

E	Non-current tax liabilities

	October 31, 2021	October 31, 2020
	$m	$m
Corporation tax	91.9	102.7

The non-current tax creditor is $91.9 million (2020: $102.7 million). The non-current creditor reflects the US transition tax payable more than 12 months after the balance sheet date.

F	Deferred tax

		Year ended October 31, 2021	Year ended October 31, 2020
Net Deferred tax liability	Note	$m	$m
At November 1		(841.1)	(987.1)

Reallocated to deferred tax assets		(15.0)	-
Credited to consolidated statement of comprehensive income:		229.3	147.9
- Continuing operations	7A	229.3	149.0
- Discontinued operation		-	(1.1)

Charged directly to equity		(0.2)	(1.5)

Charged to other comprehensive income:		(15.9)	(2.5)

Acquisitions in the period		(1.9)	-
Reallocated to liabilities held for sale		45.5	-
Impact of adoption of IFRS 16		-	1.8
Foreign exchange adjustment		0.2	0.3
At October 31,		(599.1)	(841.1)

	Year ended October 31, 2021	Year ended October 31, 2020
Net Deferred tax asset	$m	$m
At November 1	-	-
Reallocated from deferred tax liabilities	15.0	-
At October 31,	15.0	-

Deferred tax assets and liabilities below are presented net where there is a legally enforceable right to offset and the intention to settle on a net basis.

Deferred tax assets

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Tax credits	Intangible assets	Other temporary differences	Research and development	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2020	133.5	0.8	90.5	16.3	-	69.7	86.5	397.3
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	8.0	3.3	7.7	(8.4)	-	11.4	36.3	58.3
Credited to consolidated statement of comprehensive income – discontinued operation	-	-	-	-	-	-	-	-
Charged directly to equity	-	(0.2)	-	-	-	-	-	(0.2)
Charged to other comprehensive income	-	-	-	-	-	(8.1)	-	(8.1)
Foreign exchange adjustment	-	0.1	-	-	-	(0.1)	-	-
Subtotal	141.5	4.0	98.2	7.9	-	72.9	122.8	447.3
Jurisdictional offsetting								(432.3)
At October 31, 2021								15.0

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Tax credits	Intangible assets	Other temporary differences	Research and development	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	100.5	5.0	108.6	6.8	-	88.6	-	309.5
Transferred from deferred tax liabilities	-	-	-	-	-	-	13.6	13.6
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	33.0	(2.7)	(18.1)	9.5	0.2	(24.4)	72.9	70.4
Credited to consolidated statement of comprehensive income – discontinued operation	-	-	-	-	-	(1.1)	-	(1.1)
Credited directly to equity	-	(1.5)	-	-	-	-	-	(1.5)
Debited to other comprehensive income	-	-	-	-	-	6.2	-	6.2
Foreign exchange adjustment	-	-	-	-	(0.2)	0.4	-	0.2
Subtotal	133.5	0.8	90.5	16.3	-	69.7	86.5	397.3
Jurisdictional offsetting								(397.3)
At October 31, 2020								-

A deferred tax charge to equity of $0.2 million (2020: $1.5 million) arises during the year in relation to share-based payments.

The deferred tax asset relating to other temporary differences of $72.9 million as at October 31, 2021 (2020: $69.7 million) has increased during the year primarily due to the movement of various short term timing differences. Deferred tax assets are recognized in respect of tax losses carried forward to the extent that the realisation of the related tax benefit through the utilization of future taxable profits is probable.

Deferred tax assets
The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2022	2023	2024	2025	2026	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2021
Type of temporary difference:
Losses	0.6	7.4	23.8	40.5	8.2	2,045.1	54.1	2,179.7
Credits	3.2	1.8	1.4	1.4	0.9	4.7	41.1	54.5
Other	-	-	-	-	-	35.3	23.9	59.2
Total	3.8	9.2	25.2	41.9	9.1	2,085.1	119.1	2,293.4

	Expiration:
	2021	2022	2023	2024	2025	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2020
Type of temporary difference:
Losses	5.0	11.9	23.7	43.4	13.3	2,226.7	50.7	2,374.7
Credits	3.5	3.1	1.8	1.4	0.7	5.5	45.4	61.4
Other	-	-	-	-	-	88.4	23.9	112.3
Total	8.5	15.0	25.5	44.8	14.0	2,320.6	120.0	2,548.4

Deferred tax liabilities

	Intangible assets	Research and development	Other temporary differences	Total
	$m	$m	$m	$m
At November 1, 2020	(1,180.5)	-	(57.9)	(1,238.4)
Charged to Consolidated statement of comprehensive income – continuing operations	176.8	-	(5.8)	171.0
Credited to other comprehensive income – continuing operations	(7.8)	-	-	(7.8)
Acquisitions	(1.9)	-	-	(1.9)
Deferred tax liabilities reallocated to liabilities held for sale	45.5	-	-	45.5
Foreign exchange adjustment	0.2	-	-	0.2
Subtotal	(967.7)	-	(63.7)	(1,031.4)
Jurisdictional offsetting				432.3
At October 31, 2021				(599.1)

	Intangible assets	Research and development	Other temporary differences	Total
	$m	$m	$m	$m
At November 1, 2019	(1,257.1)	13.6	(53.1)	(1,296.6)
Transferred to deferred tax assets	-	(13.6)	-	(13.6)
Charged to Consolidated statement of comprehensive income – continuing operations	85.4	-	(6.8)	78.6
Credited to other comprehensive income – continuing operations	(8.7)	-	-	(8.7)
Credited to equity – impact of adoption of IFRS 16	-	-	1.8	1.8
Foreign exchange adjustment	(0.1)	-	0.2	0.1
Subtotal	(1,180.5)	-	(57.9)	(1,238.4)
Jurisdictional offsetting				397.3
At October 31, 2020				(841.1)

No deferred tax liability is recognized in respect of temporary differences associated with investments in subsidiaries and branches because the Group is in a position to control the timing of the reversal of the temporary differences, and none are expected to reverse in the foreseeable future.